Note 16 - Capital Management (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended						2 Months Ended	12 Months Ended			22 Months Ended
	Jun. 13, 2023	Jun. 30, 2018	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Jan. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)			$ 0.4						$ 0.4
Dividends, per share				$ 0.4	$ 0.4	$ 0.4	$ 0.8			$ 0.8	$ 1.2
Dividend payables				$ 70,400	$ 70,400	$ 36,000	$ 71,300
Dividends recognised as distributions to owners				$ 7,800	$ 25,100		12,300			$ 70,398	$ 107,222
Payments to acquire or redeem entity's shares										0	32,695	$ 146,068
Capital reserved for investments in listed equity securities			$ 70,000							70,000
Net fair value gain (loss) related to listed equity instruments							34,200
Treasury shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends recognised as distributions to owners											0
Qifei International Development Co, Ltd [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payments to acquire or redeem entity's shares								$ 128,600		0	0	128,563
Kunlun and Keeneyes Future Holding [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend payables							$ 59,000
Net fair value gain (loss) related to listed equity instruments										0	3,243	$ 15,946
Kunlun Tech Limited [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends recognised as distributions to owners	$ 25,100									33,000	25,100
Star X [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend payables			$ 33,000							$ 33,000	$ 25,100
ADS [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends, per share	$ 0.4			$ 0.4	$ 0.4					$ 0.8	$ 1.2	$ 0
Share repurchase program, maximum authorized amount														$ 50,000
Number of shares repurchased during period (in shares)		36,971,296								0	2,765,346	26,729,495	6,119,841
Payments to acquire or redeem entity's shares		$ 239,000								$ 0	$ 32,695	$ 146,068	$ 50,000
ADS [member] | Treasury shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased during period (in shares)										2,768,009
Ordinary shares [member] | Qifei International Development Co, Ltd [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased during period (in shares)								23,375,000
Payments to acquire or redeem entity's shares								$ 128,600